Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Subsidiaries Included in Consolidated Financial Statements	Subsidiaries included in the consolidated financial statements:
			Ownership (%)
Name of Investor	Name of Subsidiary	Main Business Activities	December 31, 2017	December 31, 2018
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals, Inc.	Research on new anti-cancer drugs and biotechnology services	100	100
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals B.V.	Technical authorization and product development	100	100
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals, (H.K.) Limited	Biotechnology services and reinvestment	100	100
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals Pty Ltd.	Technical authorization and product development	100	100
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals, Japan Co., Ltd.	Technical authorization and product development	100	100
TLC Biopharmaceuticals, (H.K.) Limited	TLC Biopharmaceuticals, (Shanghai) Limited	Consulting and technical service of medication	100	100

Summary of Estimated Useful Lives of Property, Plant and Equipment	The estimated useful lives of property, plant and equipment are as follows:
Buildings	44 years
Testing equipment	3 years ~ 8 years
Office equipment	3 years ~ 5 years
Leasehold assets	5 years ~ 10 years
Leasehold improvements	1 years ~ 5 years